OTHER INCOME (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Other Income and Expenses Disclosure [Line Items]
Other Income	$ 23,871	150,600	$ 27,423	177,200